STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
As of December 31, 2021, the Company had 9,012,857 shares of common stock issued and outstanding. As of December 31, 2021, the Company does not have any non-voting shares issued and outstanding.
As of December 31, 2020, the Company had 7,678,195 shares of common stock issued and outstanding, of which 805,715 shares were non-voting.